U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.   Name and Address of issuer:

     First Investors Special Bond Fund, Inc.
     95 Wall Street
     New York, NY  10005

2.   Name of each series or class of funds for which this notice is filed:

     Not Applicable

3.   Investment Company Act File Number: 811-2981

     Securities Act File Number:  2-66294


4.   Last day of fiscal year for which this notice is filed:

     December 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                       [ ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):



7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                       -0-

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                  -0-

9.   Number and aggregate sale price of securities sold during the fiscal year:
                  Number:           -0-
                  Sale Price:       -0-

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
                  Number:           -0-
                  Sale Price:       -0-

11.  Number and aggregate sale price of securities issued during the fiscal year
     in  connection  with  dividend   reinvestment  plans,  if  applicable  (see
     instruction B.7):




12.  Calculation of registration fee:


(i)  Aggregate  sale  price of  securities  sold  during the
     fiscal year in reliance on rule 24f-2 (from item 10):       $    -0-
                                                                 --------------

(ii) Aggregate  price of shares  issued in  connection  with
     dividend   reinvestment   plans   (from   item  11,  if
     applicable):                                                +    -0-
                                                                 --------------

(iii)Aggregate  price  of  shares  redeemed  or  repurchased
     during  the  fiscal   year  (if   applicable):              -    -0-
                                                                 --------------


(iv) Aggregate  price of shares  redeemed or repurchased and previously  applied  as  a  reduction  to  filing  fees
     pursuant to rule 24e-2 (if applicable):                     +    -0-
                                                                 --------------

(v)  Net  aggregate  price of  securities  sold  and  issued during the fiscal  year in reliance on rule 24f-2 (line
     (i),  plus line (ii),  less line (iii),  plus line (iv)
     (if applicable):                                                 -0-
                                                                 --------------

(vi) Multiplier prescribed by Section 6(b) of the Securities
     Act of 1933 or other  applicable law or regulation (see
     Instruction C.6):                                           x 1/33 of 1%
                                                                 --------------

(vii)Fee due [line (i) or line (v) multiplied by line (vi)]:     $    -0-
                                                                 ==============


Instruction:  issuers should complete lines,  (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                       [ ]

     Date of mailing or wire transfer or filing fees to the Commission's lockbox depository:



                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



                                             By  /s/ C. Durso
                                                 ------------
                                                 C. Durso, Vice President and
                                                 Secretary


Date:  February 24, 1997

                           KIRKPATRICK & LOCKHART LLP
                         1800 Massachusetts Avenue, N.W.
                           Washington, D.C. 20036-1800
Robert J. Zutz
(202) 778-9059
                                                              February 24, 1997


First Investors Special Bond Fund, Inc.
95 Wall Street, 23rd Floor
New York, New York 10005

                  Re:  Rule 24f-2 Notice

Ladies and Gentlemen:

         First Investors Special Bond Fund, Inc. (the "Fund") is a corporation organized under the laws of the State of Maryland. We understand that the Fund is about to file a Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended ("1940 Act"), for the purpose of making definite the number of shares that it has registered under the Securities Act of 1933, as amended ("1933 Act"), and that it sold during its fiscal year ended December 31, 1996.

         We have, as counsel, participated in various business and other matters relating to the Fund. We have examined copies, either certified or otherwise proved to be genuine, of its Articles of Incorporation and By-Laws, as now in effect, and certain certificates of officers of the Fund relating to it organization and operation, and we generally are familiar with its business affairs. Based on the foregoing, it is our opinion that shares of common stock sold by the Fund during the fiscal year ended December 31, 1996 ("Shares"), the registration of which will be made definite by the filing of a Rule 24f-2 Notice, were legally issued, fully paid and nonassessable. We express no opinion as to compliance with the 1933 Act, the 1940 Act or applicable state securities laws in connection with the sale of Shares.

         We hereby consent to this opinion accompanying the Rule 24f-2 Notice that you are about to file with the Securities and Exchange Commission. We also consent to the reference to our firm in the prospectus filed as part of the Fund's registration statement.

                                                     Very truly yours,

                                                     KIRKPATRICK & LOCKHART LLP

                                                     By /s/ Robert J. Zutz
                                                        Robert J. Zutz